Accrued Expenses and Other - Activity Related To Product Warranty Liability (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012
Product warranty liability
Balance at beginning of period	$ 156	$ 166	$ 166	$ 185
Accruals for warranty liability			94	99
Warranty charges	(57)	(54)	(104)	(118)
Balance at end of period	139	159	156	166
Cortelco Systems Holding Corp [Member]
Product warranty liability
Balance at beginning of period	135	139	139	164
Accruals for warranty liability			97	83
Warranty charges	(46)	(54)	(101)	(108)
Balance at end of period	$ 139	$ 159	$ 135	$ 139